9. Pro Forma Consolidated Statements of Operations	9 Months Ended
Sep. 30, 2016
Business Combinations [Abstract]
Pro Forma Consolidated Statements of Operations

The Basis of the following unaudited pro forma consolidated statements of operations of the Company is as if the acquisition of Perfecular by Focus had occurred on January 1, 2015. The pro forma consolidated statements of operations were derived from Focus and Perfecular’s the statements of operations for the three and nine months ended September 30, 2016.

The pro forma consolidated statements of operations do not necessarily reflect what the consolidated company’s financial condition or results of operations would have been had the acquisition occurred on the dates indicated. They also may not be useful in predicting the future financial condition and results of operations of the consolidated company. The actual financial position and results of operations may differ significantly from the pro forma amounts reflected herein due to a variety of factors.

FOCUS UNIVERSAL INC.

UNAUDITED PRO FORMA CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THREE MONTHS ENDED SEPTEMBER 30, 2015

	FOCUS UNIVERSAL INC.	PERFECULAR INC.	PRO FORMA
	HISTORICAL	HISTORICAL	ADJUSTMENTS	TOTALS

Revenue	$9,630	$138,973	$–	$148,603

Cost of Revenue	2,025	64,027	–	66,052

Gross Profit (Loss)	7,605	74,946	–	82,551

Operation Expenses:
Compensation - officers	–	–	30,000	30,000
General and administrative	16,050	46,736	–	62,786
Professional fees	28,370	1,530	–	29,900
Research and development	–	74,023	(30,000)	44,023
Total Operating Expenses	44,420	122,289	–	166,709

Loss from Operations	(36,815)	(47,343)	–	(84,158)

Other Income (Expense):
Interest income, net	(1,878)	(622)	–	(2,500)
Total Other (Expense) Income	(1,878)	(622)	–	(2,500)

Loss before income taxes	(38,693)	(47,965)	–	(86,658)

Income tax provision	800	–	–	800

Net Loss	$(39,493)	$(47,965)	$–	$(87,458)

FOCUS UNIVERSAL INC.

UNAUDITED PRO FORMA CONSOLIDATING STATEMENTS OF OPERATIONS

FOR NINE MONTHS ENDED SEPTEMBER 30, 2015

	FOCUS UNIVERSAL INC.	PERFECULAR INC.	PRO FORMA
	HISTORICAL	HISTORICAL	ADJUSTMENTS	TOTALS

Revenue	$11,638	296,964	–	308,602

Cost of Revenue	5,750	93,781	–	99,531

Gross Profit (Loss)	5,888	203,183	–	209,071

Operation Expenses:
Compensation - officers	–	–	75,250	75,250
General and administrative	43,775	128,877	(10,000)	162,652
Professional fees	69,203	14,085	–	83,288
Research and development	–	307,872	(75,250)	232,622
Total Operating Expenses	112,978	450,834	(10,000)	553,812

Loss from Operations	(107,090)	(247,651)	10,000	(344,741)

Other Income (Expense):
Interest expense, net	(3,351)	(9,202)	–	(12,553)
Other income	10,000	–	(10,000)	–
Other expense	–	–	–	–
Total Other (Expense) Income	6,649	(9,202)	(10,000)	(12,553)

Loss before income taxes	(100,441)	(256,853)	–	(357,294)

Income tax provision	800	–	–	800

Net Loss	$(101,241)	(256,853)	–	(358,094)